Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15:- SUBSEQUENT EVENTS

a.	On January 16, 2026, pursuant to the amendment of the terms of the bonds, convertible bonds in the aggregate principal amount of NIS 836,842 were, voluntarily redeemed for approximately $230.

b.	On January 26, 2026, the Company raised gross proceeds of $18,500 in an underwritten registered public offering, for sale of 13,225,000 ordinary shares at a purchase price of $1.40 per share. The aggregate net proceeds received by the Company from the offering were approximately $17,000, net of underwriting discounts and commissions and before other offering expenses. The offering closed on January 27, 2026.

c.	On February 23, 2026, the Company received a VAT appeal decision from the Israeli VAT authorities, requiring it to pay an additional NIS 865,080 ($271) plus interest of NIS 310,448 ($97) in connection with October 2021 merger with ITAC which had not been previously approved for withholding by the VAT authorities. The Company is reviewing whether to appeal the VAT authorities.